Commitments and Contingencies - Schedule of Aggregate Minimum Annual Lease Payments under Operating Lease (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2016	$ 580
2017	453
2018	368
2019	348
2020	348
2021 and thereafter	1,043
Total annual lease payments	$ 3,140